Net financial expenses/(income) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jul. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Finance income (cost)	€ (351)	€ 345	€ 42
Net foreign exchange loss	€ 94	€ 382	215
Credit Suisse Asset Management
Disclosure of attribution of expenses by nature to their function [line items]
Cash proceeds received, percentage of investment				67.00%
Provision			€ 132
Received offer for financial investment					€ 92
Proportion of total investment value					90.00%